Income Tax (Details) - Schedule of net deferred tax assets	Dec. 31, 2021 USD ($)
Schedule of net deferred tax assets [Abstract]
Net operating loss carryforward	$ 276,000
Valuation allowance	(276,000)
Deferred tax (liability) asset